B7 Other current receivables	12 Months Ended
Dec. 31, 2022
Current assets [abstract]
B7 Other current receivables

Other current receivables

Other current receivables
	2022	2021
Prepaid expenses	2,506	2,290
Advance payments to suppliers	473	426
Derivative assets 1)	1,121	317
Other taxes 2)	3,349	3,022
Other	2,239	1,601
Total	9,688	7,656

1)	See also note F1 “Financial risk management.”
2)	Other taxes mainly includes VAT receivables.